Intangible Assets (Details) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended	0 Months Ended
	Apr. 22, 2014	Jun. 30, 2014	Jun. 30, 2013	Jul. 30, 2013	Oct. 01, 2013	Sep. 30, 2014	Jul. 15, 2014	Apr. 28, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible asset		$ 500,964
Deposits expiration date	2016-04-02
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired				475,651
Intangible assets, amortization method				Straight-line basis
Amortization of intangible asset				475,651
Finite-Lived Intangible Assets, Net		0				0
Oxford City Basketball League Membership [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired					33,750
Amortization of intangible asset		25,313				8,437
Finite-Lived Intangible Assets, Net					33,750	0
Series B convertible preferred stock, shares issued					80,000
Premier Arena Soccer League Deposit [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	10,000
Team due amount, begin of the season	20,000
Develop Online Courses [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net								100,000
Franchise Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired							$ 25,000